Direct Financing and Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2012
Components of Net Investment in Direct Financing and Sales-Type Leases Reported in Container Ownership Segment

The components of the net investment in direct financing and sales-type leases, which are reported in the Company’s Container Ownership segment as of December 31, 2012 and 2011 were as follows:

	2012	2011
Future minimum lease payments receivable	$252,616	$122,349
Residual value of containers on sales-type leases	9,110	11,032
Less unearned income	(44,839)	(23,185)

Net investment in direct financing and sales-type leases	$216,887	$110,196

Amounts due within one year	$43,253	$25,075
Amounts due beyond one year	173,634	85,121

Net investment in direct financing and sales-type leases	$216,887	$110,196

Net Investment in Direct Finance Leases and Sales-Type Leases

If the aging of current billings for the Company’s direct financing and sales-type leases included in accounts receivable, net were applied to the related balances of the unbilled future minimum lease payments receivable component of the Company’s net investment in direct finance leases and sales-type leases as of December 31, 2012, the aging would be as follows:

1-30 days past due	$41,931
31-60 days past due	7,919
61-90 days past due	13,803
Greater than 90 days past due	192

Total past due	63,845
Current	188,771

Total future minumum lease payments	$252,616

Changes in the Carrying Amount of the Allowance for Doubtful Accounts

The changes in the carrying amount of the allowance for doubtful accounts related to billed amounts under direct financing and sales-type leases and included in accounts receivable, net, during the year ended December 31, 2012 are as follows:

Balance as of December 31, 2011	$—
Additions charged to expense	519
Write-offs	(68)

Balance as of December 31, 2012	$451

Future Minimum Lease Payments Receivable Under Direct Financing and Sales-type Leases

The following is a schedule by year of future minimum lease payments receivable under these direct financing and sales-type leases as of December 31, 2012:

Year ending December 31:
2013	$57,990
2014	55,045
2015	49,476
2016	40,614
2017 and thereafter	49,491

Total future minimum lease payments receivable	$252,616